Operating expenses and other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Expenses by nature

EURm	2024	2023	2022
Personnel expenses	7 563	7 294	7 732
Material and customer contract related expenses	7 660	9 947	10 748
Depreciation and amortization	973	1 012	1 073
IT services	370	388	368
Impairment charges	97	24	90
Other	990	979	1 546
Total operating expenses	17 653	19 644	21 557
Restructuring charges by function(1)

EURm	2024	2023	2022
Cost of sales	155	153	85
Research and development expenses	135	61	37
Selling, general and administrative expenses	139	137	46
Total restructuring charges	429	351	168
(1)Restructuring charges include defined benefit plan curtailment income and expenses.

Schedule of other operating income and expenses	Other operating income

EURm	2024	2023	2022
Gain on sale of associated companies	192	—	5
Gain on sale of property, plant and equipment	95	139	2
Gain on sale of businesses	70	29	—
Gains/(losses) from venture funds	47	(56)	27
Subsidies and government grants	—	—	20
Other	28	55	41
Total	432	167	95
Other operating expenses

EURm	2024	2023	2022
Changes in provisions	(8)	37	(134)
Impairment of disposal groups	—	—	(72)
Foreign exchange gains/(losses) on hedging forecasted sales and purchases	23	94	(107)
Expected credit losses on trade receivables(1)	122	(5)	(106)
Other	(32)	(23)	(19)
Total	105	103	(438)
(1)In 2024, includes a decrease in loss allowance of EUR 111 million related to credit-impaired trade receivables for which payments were received. Refer to note 4.5 Trade receivables and other customer-related balances for further details.